Share-based compensation - Share options (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	5 Months Ended	12 Months Ended			18 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Share-based compensation
Number of options granted (in shares)				6,635,508	80,907,443
Share-based compensation expenses			¥ 53,817	¥ 108,516	¥ 17,393
Share options with service condition only
Share-based compensation
Number of options granted (in shares)			0	6,635,508	0
Vesting period			4 years
Vesting period 2			2 years
Share options with service condition only | First percentage of vesting | Vesting upon the first or second anniversary
Share-based compensation
Vesting percentage			25.00%
Share options with service condition only | First percentage of vesting | Vesting after the first or second anniversary
Share-based compensation
Vesting percentage			25.00%
Share options with service condition only | Second percentage of vesting | Vesting upon the first or second anniversary
Share-based compensation
Vesting percentage			50.00%
Share options with service condition only | Second percentage of vesting | Vesting after the first or second anniversary
Share-based compensation
Vesting percentage			50.00%
Share options with both service and performance condition
Share-based compensation
Number of options granted (in shares)						79,528,000
Share-based compensation expenses	¥ 12,917	¥ 0